EQUITY - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020 Year $ / shares	Dec. 31, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0.4
Dividend yield	0.00%	0.00%
Volatility		79.00%
Share price		$ 0.34
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.4
Expected life of share options | Year	2.77	4.7
Volatility	74.80%
Annual risk-free rate	0.25%	1.18%
Share price	$ 0.37
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.14
Expected life of share options | Year	9	10
Volatility	80.39%
Annual risk-free rate	0.37%	1.78%
Share price	$ 2.14